UNITED STATES
          SECURITIES AND EXCHANGE COMMISSION
           WASHINGTON, D.C.  20549

              FORM 13F

         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 1999

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.): [   ] is a restatement.
                     [ X ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     The University of Chicago
Address: 450 N. Cityfront Plaza Drive
     Suite 440
     Chicago, IL  60611

13F File Number: 28-18

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Philip Halpern
Title:   Vice President and Chief Investment Officer
Phone:   312.595.1000
Signature, Place, and Date of Signing:

    Philip Halpern    Chicago, Illinois     August 4, 1999


Report Type (Check only one.):
[ X ]    13F HOLDINGS REPORT.
[   ]    13F NOTICE.
[   ]   13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.


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              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total:      53

Form 13F Information Table Value Total:      $31,681


List of Other Included Managers:

No.      13F File Number          Name

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                        Form 13F Information Table

                               Value    Shares    SH/ PUT/   INVSTMT  OTHER
 VOTING AUTHORITY
NAME OF ISSUER    TITLE OF CLASS   CUSIP      (X$1000)  PRN AMT  PRN CALL
DSCRETN  MANAGERS   SOLE  SHARED  NONE
--------------------------------------------------------------------------------
-------------------------------
D BP AMOCO PLC         ADR         055622104     331     3052     SH     SOLE
  3052       SOLE
D AMERICA ONLINE       COM      02364J104   1491 13550      SH      SOLE
13550    SOLE
D APPLIED MICRO CIR    COM         03822W109     823     10000   SH
SOLE     10000      SOLE
D AT HOME CORP         COM         045919107    337   6249  SH         SOLE
6249     SOLE
D BERKSHIRE REALTY     COM      084710102   121  10500      SH      SOLE
10500    SOLE
D BRISTOL MYERS SQUIB  COM      110122108   290  4120  SH      SOLE     4120
   SOLE
D C-CUBE MICROSYSTEMS  COM         125015107    380     12000    SH
SOLE     12000      SOLE
D CHECKPOINT SYSTEMS   COM         162825103    89    10000      SH      SOLE
  10000  SOLE
D CIENA CORP         COM        171779101   948  31394    SH        SOLE
31394    SOLE
D COMPLETE MGMT INC    COM      20452C104   4    84000      SH      SOLE
84000    SOLE
D DEVRY INC DEL           COM        251893103   4544 203104     SH      SOLE
  203104 SOLE
D E-TEK DYNAMICS       COM      269240107   1142 24000      SH      SOLE
24000    SOLE
D ESCO ELECTRONICS     COM      269030201   141  11000      SH      SOLE
11000    SOLE
D EXODUS        COM        302088109   1033 8612  SH      SOLE     8612   SOLE
D FLEXTRONICS INT'L    COM      Y2573F102   833  15000    SH        SOLE
15000    SOLE
D FOREST CITY ENT CLB  COM         345550305     900  32000      SH      SOLE
  32000  SOLE
D FOREST CITY ENT CLA  COM      345550107   4201 150044     SH      SOLE
150044   SOLE
D FRONTIER CORP.       COM           35906P105   680  11600      SH      SOLE
  11600  SOLE
D GENZYME CORP.           COM        372917104   222  4500  SH      SOLE
4500     SOLE
D GENZYME CORP TISSUE  COM      372917401   23   11180      SH      SOLE
11180    SOLE
D GENZYME TRANSGENICS  COM         37246E105    91    20000      SH      SOLE
  20000  SOLE
D GULF CANADA RESOUR   COM      40218L305   4188 1000000  SH        SOLE
1000000  SOLE
D HEARTPORT INC.       COM      421969106   36   15000      SH      SOLE
15000    SOLE
D ILL SUPERCONDUCTOR   COM      452284128   17   16784      WTS     SOLE
16784      SOLE
D ILL SUPERCONDUCTOR   COM      452284102   35   46481      COM     SOLE
46481    SOLE
D INKTOMI CORP            COM        457277101   921  7000  SH      SOLE
7000     SOLE
D IBM CORP           COM        459200101   233  1800  SH      SOLE     1800
SOL
E
D LINEAR TECH        COM        535678106   215  3200  SH      SOLE     3200
SOL
E
D LITTLE SWITZERLAND   COM      537528101   11   16000      SH      SOLE
16000    SOLE
D MAGANIN PHARMACUET   COM      559036108   26   10000      SH      SOLE
10000    SOLE
D MICROSOFT          COM        594918104   253  2800  SH      SOLE     2800
SOL
E
D NANOPHASE TECHNOLOG  COM      630079101   609  270885     SH      SOLE
270885   SOLE
D NETWORK APPLIANCE    COM      64120L104   1118 20000      SH      SOLE
20000    SOLE
D NEW ERA NETWORKS     COM      644312100   549  12500      SH      SOLE
12500    SOLE
D NOVOSTE CORP.           COM        67010C100   624  29702      SH      SOLE
  29702  SOLE
D PAIRGAIN TECHNOL     COM      695934103   115  10000      SH      SOLE
10000    SOLE
D PARAMETRIC TECHNOL   COM      699173100   409  29509      SH      SOLE
29509    SOLE
D PROCTER & GAMBLE     COM      742718109   1045 11708      SH      SOLE
11708    SOLE
D RADIANCE MEDICAL SY  COM      750241101   76   26000      SH      SOLE
26000    SOLE
D REGENCY REALTY       COM      758939102   211  9600  SH      SOLE     9600
SOL
E
D SEC DYNAMICS TECH    COM      814208104   273  12838      SH      SOLE
12838    SOLE
D SPEIZMNA INDS INC    COM      847805108   87   24000      SH      SOLE
24000    SOLE
D SPLASH TECH-HOLD     COM      848623104   174  24678    SH        SOLE
24678    SOLE
D TEROYON COMM            COM        880775101   590  10556      SH      SOLE
  10556  SOLE
D THERMO FIBERGEN INC  COM      88355U109   220  19300      SH      SOLE
19300    SOLE
D THERMO FIBERGEN INC  COM      88355U107   27   19300      RTS     SOLE
19300    SOLE
D TOPPS INC          COM        890786106   102  14000      SH      SOLE
14000    SOLE
D UNIMED PHARMA           COM        904801107   142  12000      SH      SOLE
  12000  SOLE
D VERSUS TECH INC.     COM      925313108   9    60000      SH      SOLE
60000    SOLE
D WAL-MART STORES      COM      931142103   232  4800  SH      SOLE     4800
SOL
E
D WALGREEN CO.            COM         931422109  247  8400  SH      SOLE
8400     SOLE
D WARNER LAMBERT CO.   COM         934488107     228  3300  SH      SOLE
3300     SOLE
D WESTERN WATER        COM      959881103   35   10000      SH      SOLE
10000    SOLE

S REPORT SUMMARY       53 DATA RECORDS      31681
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